Earnings per share (EPS)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings per share (EPS)

Note J – Earnings Per Share (EPS)

Basic and diluted net income per common share calculations are as follows (in thousands, except share and per share data):

	For the three months ended March 31,
	2013	2012
Basic EPS:
Net income as reported	$2,052	$2,082
Preferred stock net accretion	—	—
Cumulative preferred stock dividend earned	(141)	(250)

Net income available to common stockholders	$1,911	$1,832

Weighted average common shares outstanding	7,060,234	5,834,173
Net income per common share – basic	$0.27	$0.31

Dilutive EPS:
Net income available to common stockholders	$1,911	$1,832

Weighted average common shares outstanding	7,060,234	5,834,173
Effect of dilutive securities, options	416	9,841

Weighted average common shares outstanding – diluted	7,060,650	5,844,014
Net income per common share – diluted	$0.27	$0.31

NOTE 17.	Earnings per share (EPS):

Reconciliation of the numerators and the denominators of the basic and diluted per share computations for net income are as follows:

(Dollars in thousands, except for per share data):	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Year ended December 31, 2012
Basic EPS
Net income as reported	$7,759
Preferred stock net accretion	—
Preferred stock dividend earned	(666)

Net income available to common stockholders	7,093	5,907,113	$1.20
Effect of dilutive securities, options	—	4,938

Diluted EPS
Income available to common stockholders and assumed conversions	$7,093	5,912,051	$1.20

Year ended December 31, 2011
Basic EPS
Net income as reported	$7,669
Preferred stock net accretion	(53)
Preferred stock dividend earned	(660)

Net income available to common stockholders	6,956	5,782,115	$1.20
Effect of dilutive securities, options	—	11,626

Diluted EPS
Income available to common stockholders and assumed conversions	$6,956	5,793,741	$1.20

Year ended December 31, 2010
Basic EPS
Net income as reported	$7,947
Preferred stock net accretion	(16)
Preferred stock dividend earned	(500)

Net income available to common stockholders	7,431	5,772,123	$1.29
Effect of dilutive securities, options	—	6,912

Diluted EPS
Income available to common stockholders and assumed conversions	$7,431	5,779,035	$1.29